Subordinated indebtedness - Additional Information (Detail) $ in Billions	Jan. 20, 2023 CAD ($)
January Twenty Two Thousand And Twenty Three [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Debentures principal amount	$ 1.0
Borrowings interest rate	5.33%
Borrowings maturity	January 20, 2033
Fixed Interest Rate Till January Twenty Two Thousand And Twenty Eight [Member] | January Twenty Two Thousand And Twenty Three [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate	5.33%
Borrowings, interest rate basis	per annum (paid semi-annually)
Daily Compounded CORRA [Member] | January Two Thousand And Thirty Three [Member]
Disclosure Of Subordinated Indebtedness [Line Items]
Borrowings interest rate	2.37%
Borrowings, interest rate basis	per annum (paid quarterly)